Investments in Joint Ventures - Additional Information (Detail)		12 Months Ended
	Jul. 09, 2019 USD ($)	Dec. 31, 2019 USD ($) Vessel	May 22, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		50.10%
Equity Method Investments		$ 25,250,173
Funds contributed for working capital purposes		$ 10,571,100
Proceeds From Equity Method Investee	$ 7,363,147
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		50.10%	49.90%
Equity Method Investments			$ 20,400,000
Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Equity Method Investee	$ 14,696,900
Co-venturer [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		49.90%
Equity Method Investment minority interest		$ 20,720,975
Number of joint ventures | Vessel		4
Equity Method Investments		$ 20,804,025
Co-venturer [Member] | Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage			50.10%
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Funds contributed for working capital purposes		$ 751,500